Transfers of Financial Assets Not Qualifying for Derecognition (Tables)	12 Months Ended
Dec. 31, 2017
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Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities

The following table analyses the carrying amount of financial assets that did not qualify for derecognition and their associated financial liabilities:

	Group
Nature of transaction	2017 £m	2017 £m	2016 £m	2016 £m
Sale and repurchase agreements	10,808	(7,734)	5,600	(3,831)
Securities lending agreements	302	(235)	244	(117)
Securitisations (See Notes 16 and 25)	12,847	(4,108)	15,066	(7,434)
	23,957	(12,077)	20,910	(11,382)